FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Asset write-down	$ 17
Foreign exchange contracts
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	6,100	$ 8,200
Interest rate derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	5,500	$ 6,400
Nominal amount of hedging instruments affected by reform of benchmark	$ 1,300